Shareholder Report, Holdings (Details) - Capital Group Global Growth Equity ETF	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.53%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.39%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.27%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%